Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2019
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	June 30,	December 31,
	2019	2018
Equity securities
Fair value at beginning of period	$287,638	$239,232
Increase (decrease) in fair value	(100,565)	48,406
Fair value at balance sheet date	$187,073	$287,638

Debt securities
Fair value at beginning of year	$-	$-
Acquisitions	-	88,500,000
Dispositions	-	(74,311,349)
Realized loss	-	(14,188,651)
Fair value at balance sheet date	$-	$-